LONG-TERM LOAN - Maturities of Long term debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
LONG-TERM LOAN
Long-term borrowings	$ 7,595,580
Less: Long-term portions	(4,274,600)	$ (6,086,254)
Long-term loan - current portion	3,320,980	2,637,036
Financial liabilities
LONG-TERM LOAN
2026	893,765
2027	105,137
Total future loan payments	998,902
Less: Financial liabilities imputed interest	(21,582)
Long-term borrowings	977,320	2,009,440
Less: Long-term portions		(101,704)
Long-term loan - current portion	977,320	1,907,736
Bank borrowings
LONG-TERM LOAN
2026	449,570
2027	5,136,890
2028	1,031,800
Long-term borrowings	6,618,260	6,713,850
Less: Long-term portions	(4,274,600)
Long-term loan - current portion	$ 2,343,660	$ 729,300